Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Revenue Related To Operating Leases	$ 274	$ 111
Revenue Related To Its Usa Contract Compression Fleet	$ 169	$ 127